                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-04379

                           PLAN INVESTMENT FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               2 Mid America Plaza
                                    Suite 200
                           Oakbrook Terrace, IL 60181
               (Address of principal executive offices)(Zip code)

                           David P. Behnke, President
                               2 Mid America Plaza
                                    Suite 200
                           Oakbrook Terrace, IL 60181
                     (Name and address of agent for service)

                                    COPY TO:

                              Robert F. Weber, Esq.
                                Seyfarth Shaw LLP
                             131 S. Dearborn Street
                             Chicago, Illinois 60603

       Registrant's telephone number, including area code: (630) 472-7700

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2006

                                TABLE OF CONTENTS

Item 1.  Reports to Stockholders.
Item 2.  Code of Ethics.
Item 3.  Audit Committee Financial Expert.
Item 4.  Principal Accountant Fees and Services.
Item 5.  Audit Committee of Listed Registrants.
Item 6.  Schedule of Investments.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End
         Management Investment Companies.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Item 9.  Purchases of Equity Securities by Closed-End Management Investment
         Company and Affiliated Purchasers.
Item 10. Submission of Matters to a Vote of Security Holders.
Item 11. Controls and Procedures.
Item 12. Exhibits.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                   ----------

                           PLAN INVESTMENT FUND, INC.

                                  Annual Report
                                December 31, 2006

                                        ADMINISTRATOR:
                                        (BCS(R) LOGO)
                                        BCS FINANCIAL SERVICES CORPORATION
                                        2 Mid America Plaza, Suite 200
                                        Oakbrook Terrace, IL 60181
                                        (800) 621-9215

                                   ----------

                           PLAN INVESTMENT FUND, INC.

                                   ----------

                                                               February 16, 2007

Dear Investors:

On behalf of the Board of Trustees, I am pleased to submit the 2006 Annual Report for Plan Investment Fund, Inc. We appreciate the investors' confidence in Plan Investment Fund, Inc. and will work diligently to maintain your trust and confidence.

As always, we welcome your ideas or comments regarding Plan Investment Fund, Inc.

                                        Very truly yours,


                                        /s/ David P. Behnke
                                        ----------------------------------------
                                        David P. Behnke
                                        President and Chief Executive Officer

                            GOVERNMENT/REPO PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                December 31, 2006

                                                   PERCENTAGE
                                                       OF          PAR       AMORTIZED
                                                   NET ASSETS     (000)        COST
                                                   ----------   --------   ------------
REPURCHASE AGREEMENTS                                100.6%
Goldman Sachs & Co.
   5.35% (01/02/07)
   To be repurchased at $245,145,639
   (collateralized by $303,705,011
   Federal National Mortgage Association Strips,
   0.00% to 6.00%; due 12/01/34 to 01/01/37;
   Total Market Value is $251,229,100)                          $245,000   $245,000,000

Greenwich Capital Markets
   5.32% (01/02/07)
   To be repurchased at $245,144,822
   (collateralized by $322,835,351
   Federal National Mortgage Association Strips,
   0.00%; due 03/01/35 to 06/01/36;
   Total Market Value is $252,352,584)                           245,000    245,000,000

Morgan Stanley & Co.
   5.25% (01/02/07)
   To be repurchared at $245,142,917
   (collateralized by $248,422,266
   Fannie Mae Adjustable Rate Notes,
   Federal Home Loan Mortgage Corp. Bonds &
   Federal National Mortgage Association Bonds,
   5.67% to 6.50%; due 12/01/36 to 01/01/37;
   Total Market Value is $251,183,671)                           245,000    245,000,000

UBS Securities LLC
   5.27% (01/02/07)
   To be repurchased at $156,073,336
   (collateralized by $186,131,000
   Federal National Mortgage Association Strips,
   0.00% to 10.70%; due 10/17/08 to 11/15/30;
   Total Market Value is $160,665,377)                           155,982    155,982,000
                                                                           ------------
   TOTAL REPURCHASE AGREEMENTS
   (Cost $890,982,000)                                                      890,982,000
                                                                           ------------

                 See accompanying notes to financial statements

                            GOVERNMENT/REPO PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                December 31, 2006
                                   (Concluded)

                                              PERCENTAGE
                                                  OF        PAR      AMORTIZED
                                              NET ASSETS   (000)       COST
                                              ----------   -----   ------------
TOTAL INVESTMENTS IN SECURITIES
(Cost $890,982,000)*                            100.6%             $890,982,000

LIABILITIES IN EXCESS OF OTHER ASSETS            (0.6%)              (5,513,944)
                                                -----              ------------
NET ASSETS
(Applicable to 885,468,056 PCs outstanding)     100.0%             $885,468,056
                                                =====              ============
NET ASSET VALUE
Offering and redemption price per PC
($885,468,056/885,468,056 PCs)                                     $       1.00
                                                                   ============

----------
* Aggregate cost is the same for financial reporting and Federal tax purposes.

PC - Participation Certificate

                 See accompanying notes to financial statements

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                December 31, 2006

                                         PERCENTAGE
                                             OF           PAR        AMORTIZED
                                         NET ASSETS      (000)          COST
                                         ----------   -----------   -----------
GOVERNMENT AGENCY OBLIGATIONS               1.7%
   Federal Home Loan Mortgage Corp.(1)
      4.58% (01/19/07)
      (Cost $2,494,275)                               $     2,500   $ 2,494,275
                                                                    -----------
BANK OBLIGATIONS                            8.4%
DOMESTIC CERTIFICATES OF DEPOSIT
   First Tennessee Bank NA
      5.32% (02/26/07)                                      3,000     3,000,000
   Washington Mutual Bank FA
       5.33% (02/16/07)                                     9,000     9,000,000
                                                                    -----------
   TOTAL BANK OBLIGATIONS
   (Cost $12,000,000)                                                12,000,000
                                                                    -----------
CORPORATE DEBT                             52.9%
COMMERCIAL PAPER
ASSET BACKED SECURITIES                     8.0%
   Beethoven Funding Corp.
      5.25% (03/05/07)                                      3,000     2,972,438
   Beta Finance, Inc.
      5.26% (02/20/07)                                      1,500     1,489,042
   Crown Point Capital Co.
      5.26% (01/16/07)                                      1,000       997,808
      5.25% (02/02/07)                                      2,000     1,990,667
   Dakota Notes Class 2001-A3
      5.26% (01/19/07)                                      1,000       997,370
   Scaldis Capital LLC
      5.24% (02/20/07)                                      3,000     2,978,167
                                                                    -----------
                                                                     11,425,492
                                                                    -----------
FINANCIAL SERVICES                          2.8%
   Citigroup Funding, Inc.
      5.26% (02/20/07)                                      1,000       992,694
      5.23% (03/07/07)                                      3,000     2,971,670
                                                                    -----------
                                                                      3,964,364
                                                                    -----------
SECURITIES BROKERS AND DEALERS              4.8%
   Bear Stearns & Co.
   5.18% (04/30/07)                                         7,000     6,880,141
                                                                    -----------

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                December 31, 2006
                                   (Continued)

                                             PERCENTAGE
                                                 OF         PAR     AMORTIZED
                                             NET ASSETS    (000)       COST
                                             ----------   ------   -----------
CORPORATE DEBT (CONTINUED)
NOTES AND BONDS
BANKS                                           4.2%
   Wells Fargo & Co.
      5.40% (01/02/08)                                    $6,000   $ 6,000,000
                                                                   -----------
LIFE INSURANCE                                  8.4%
   Allstate Life Global Funding II(2)
      5.36% (01/25/08)                                     5,000     5,000,000
   MetLife Global Funding(2)
      5.45% (01/28/08)                                     5,500     5,500,000
   Principal Life Income Fundings Trust(2)
      5.38% (12/07/07)                                     1,500     1,500,839
                                                                   -----------
                                                                    12,000,839
                                                                   -----------
SECURITIES BROKERS AND DEALERS                  10.2%
   Goldman Sachs Group, Inc.
      5.43% (09/21/07)                                     4,600     4,600,000
   Merrill Lynch & Co.
      5.34% (05/29/07)                                     5,000     5,000,000
   Morgan Stanley & Co.
      5.38% (07/09/07)                                     5,000     5,000,000
                                                                   -----------
                                                                    14,600,000
                                                                   -----------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS          3.8%
   General Electric Capital Corp.
      5.31% (07/09/07)                                     4,000     4,001,247
      5.31% (01/24/08)                                     1,500     1,500,000
                                                                   -----------
                                                                     5,501,247
                                                                   -----------
CORPORATE VARIABLE RATE DEMAND NOTES            10.7%
   Al-Fe Heat Treating, Inc.(3)
      5.38% (05/01/21)                                     2,900     2,900,000
   Brosis Finance LLC (3)
      5.35% (09/01/19)                                     4,200     4,200,000

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                December 31, 2006
                                   (Continued)

                                                        PERCENTAGE
                                                            OF         PAR      AMORTIZED
                                                        NET ASSETS    (000)        COST
                                                        ----------   -------   -----------
CORPORATE DEBT (CONTINUED)
CORPORATE VARIABLE RATE DEMAND NOTES (CONTINUED)
   Fiore Capital LLC (3)
      5.35% (08/01/45)                                               $ 3,995   $ 3,995,000
   MUBEA, Inc. Series 1999(3)
      5.43% (07/01/08)                                                 2,200     2,200,000
      5.43% (07/01/10)                                                 2,000     2,000,000
                                                                               -----------
                                                                                15,295,000
                                                                               -----------
   TOTAL CORPORATE DEBT
   (Cost $75,667,083)                                                           75,667,083
                                                                               -----------
MUNICIPAL VARIABLE RATE DEMAND NOTES                        7.0%
   Bergen County, NJ Import(3)
   Authority Revenue Bonds (Wachovia Bank NA LOC)
      5.40% (11/01/25)                                                 4,000     4,000,000
   Butler County, OH Capital Funding(3)
   Revenue Bonds (U.S. Bank National Association LOC)
      5.35% (06/01/35)                                                   630       630,000
   Chesterfield County, VA Industrial Development(3)
   Authority Revenue Bonds (Suntrust Bank SBPA)
      5.30% (08/01/24)                                                 4,600     4,600,000
   St. Louis, MO Industrial Development(3)
   Authority Revenue Bonds (Marshall & Ilsley LOC)
      5.54% (02/01/23)                                                   845       845,000
                                                                               -----------
   TOTAL MUNICIPAL DEBT
   (Cost $10,075,000)                                                           10,075,000
                                                                               -----------
MASTER NOTES                                                2.1%
   Citigroup Global Markets(3)
      5.38% (08/27/07)
      (Cost $3,000,000)                                                3,000     3,000,000
                                                                               -----------
REPURCHASE AGREEMENTS                                      28.2%
Lehman Brothers, Inc.
   5.20% (01/02/07)
      To be repurchased at $20,464,817
      (collateralized by $20,823,563
      Federal Home Loan Mortgage Association Bonds,
      6.00%; due 03/01/36;
      Total Market Value is $21,068,016)                              20,453    20,453,000

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                December 31, 2006
                                   (Concluded)

                                              PERCENTAGE
                                                  OF         PAR       AMORTIZED
                                              NET ASSETS    (000)        COST
                                              ----------   -------   ------------
REPURCHASE AGREEMENTS (CONTINUED)
UBS Securities LLC
   5.27% (01/02/07)
   To be repurchased at $20,011,711
   (collateralized by $20,503,024
   Fannie Mae Strips &
   Federal Home Loan Mortgage Corp.,
   0.0% to 7.13%; due 03/15/07 to 02/11/19;
   Total Market Value is $20,602,832)                      $20,000   $ 20,000,000
                                                                     ------------
   TOTAL REPURCHASE AGREEMENTS
   (Cost $40,453,000)                                                  40,453,000
                                                                     ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $143,689,358*)                         100.3%                143,689,358
                                                                     ------------
LIABILITIES IN EXCESS OF OTHER ASSETS            (0.3%)                  (360,823)
                                                -----                ------------
NET ASSETS
(Applicable to 143,359,776 PCs outstanding)     100.0%               $143,328,535
                                                =====                ============
NET ASSET VALUE
Offering and redemption price per PC
($143,328,535/143,359,776 PCs)                                       $       1.00
                                                                     ============

----------
* Aggregate cost is the same for financial reporting and Federal tax purposes.

PC-Participation Certificate

(1) These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly sold without registration under the Securities Act of 1933.

(3) Rates shown are the rates as of December 31, 2006 and maturities are the next interest adjustment date.

                 See accompanying notes to financial statements.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2006

                                                        GOVERNMENT/REPO   MONEY MARKET
                                                           PORTFOLIO        PORTFOLIO
                                                        ---------------   ------------
ASSETS
   Investments in securities, at amortized
      cost, which approximates market value               $         --    $103,236,358
   Repurchase Agreements at cost,                          890,982,000      40,453,000
      which approximates market value
   Cash                                                            109             625
   Accrued interest receivable                                 393,535         343,552
   Other assets                                                 18,342           3,257
                                                          ------------    ------------
         Total Assets                                      891,393,986     144,036,792
LIABILITIES
   Dividends payable                                         5,182,654         644,799
   Payable to Custodian                                        397,369
      for Fund Shares Redeemed
   Accrued expenses payable
      Investment Advisor (Note 2)                               92,448          21,475
      Administrator (Note 2)                                    37,762           6,317
      Custodian (Note 2)                                         8,928           3,016
      Transfer Agent (Note 2)                                   20,661           1,075
      Other liabilities                                        186,108          31,575
                                                          ------------    ------------
         Total Liabilities                                   5,925,930         708,257
                                                          ------------    ------------
NET ASSETS                                                $885,468,056    $143,328,535
                                                          ============    ============
NET ASSET VALUE PER
PARTICIPATION CERTIFICATE                                 $       1.00    $       1.00
                                                          ============    ============
Government/REPO Portfolio
2 billion PCs authorized; 885,468,056 PCs outstanding
($885,468,056/885,468,056 PCs)
Money Market Portfolio
2 billion PCs authorized; 143,359,776 PCs outstanding
($143,328,535/143,359,776 PCs)

                 See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2006

                                       GOVERNMENT/REPO   MONEY MARKET
                                          PORTFOLIO        PORTFOLIO
                                       ---------------   ------------
INTEREST INCOME                          $ 60,637,693     $9,986,719
                                         ------------     ----------
EXPENSES
   Investment advisory fees (Note 2)        1,582,322        393,303
   Administration fees (Note 2)               598,940         98,526
   Custodian fees (Note 2)                    131,485         31,164
   Legal fees                                 107,072         17,904
   Insurance expense                           65,421         11,545
   Audit fees                                  62,685         10,330
   Fund compliance fees                        37,223          8,124
   Transfer agent fees (Note 2)                29,335          4,859
   Trustee expense                             12,866          2,131
   Miscellaneous                               29,510         15,983
                                         ------------     ----------
      Total expenses                        2,656,859        593,869
      Less fees waived (Note 2)            (1,458,979)       (59,116)
                                         ------------     ----------
      Net total expenses                    1,197,880        534,753
                                         ------------     ----------
NET INVESTMENT INCOME                      59,439,813      9,451,966
NET REALIZED LOSS ON SECURITIES SOLD               --         (3,109)
                                         ------------     ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                       $ 59,439,813     $9,448,857
                                         ============     ==========

                 See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                   YEAR ENDED          YEAR ENDED
                                               DECEMBER 31, 2006   DECEMBER 31, 2005
                                               -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income                       $     59,439,813    $     31,766,232
                                               ----------------    ----------------
   Net increase in net assets
      resulting from operations                      59,439,813          31,766,232
                                               ----------------    ----------------
DIVIDENDS AND DISTRIBUTIONS TO
   PARTICIPATION CERTIFICATE HOLDERS:
   From net investment income $.050
      and $.032 per PC, respectively                (59,439,813)        (31,766,232)
                                               ----------------    ----------------
CAPITAL TRANSACTIONS:
   Proceeds from sale of 13,010,719,517
      and 10,744,244,338 PCs, respectively       13,010,719,517      10,744,244,338
   Value of 44,424,948 and 22,208,713 PCs
      issued in reinvestment of dividends,
      respectively                                   44,424,948          22,208,713
   Cost of 12,887,822,206 and 10,741,991,230
      PCs repurchased, respectively             (12,887,822,206)    (10,741,991,230)
                                               ----------------    ----------------
   Net increase in net assets resulting
      from capital transactions                     167,322,259          24,461,821
                                               ----------------    ----------------
   Total increase in net assets                     167,322,259          24,461,821
                                               ----------------    ----------------
NET ASSETS:
   Beginning of year                                718,145,797         693,683,976
                                               ----------------    ----------------
   End of year                                 $    885,468,056    $    718,145,797
                                               ================    ================
   Accumulated undistributed net investment
      income                                   $             --    $             --
                                               ================    ================

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                 YEAR ENDED        YEAR ENDED
                                                  DECEMBER          DECEMBER
                                                  31, 2006          31, 2005
                                              ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income                      $     9,451,966   $     4,808,606
   Net realized loss on securities sold                (3,109)          (27,275)
                                              ---------------   ---------------
   Net increase in net assets
      resulting from operations                     9,448,857         4,781,331
                                              ---------------   ---------------
DIVIDENDS AND DISTRIBUTIONS TO
   PARTICIPATION CERTIFICATE HOLDERS:
   From net investment income $.049
      and $.030 per PC, respectively               (9,451,966)       (4,808,606)
CAPITAL TRANSACTIONS:
   Proceeds from sale of 2,617,689,252
      and 1,796,139,683 PCs, respectively       2,617,689,252     1,796,139,683
   Value of 5,516,451 and 2,175,371 PCs
      issued in reinvestment of dividends,
      respectively                                  5,516,451         2,175,371
   Cost of 2,669,066,870 and 1,760,538,738
      PCs repurchased, respectively            (2,669,066,870)   (1,760,538,738)
                                              ---------------   ---------------
   Net (decrease)/increase in net assets
      resulting from capital transactions         (45,861,167)       37,776,316
                                              ---------------   ---------------
   Total (decrease)/increase in net assets        (45,864,276)       37,749,041
NET ASSETS:
   Beginning of year                              189,192,811       151,443,770
                                              ---------------   ---------------
   End of year                                $   143,328,535   $   189,192,811
                                              ===============   ===============
   Accumulated undistributed net
      investment income                       $            --   $            --
                                              ===============   ===============

                 See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO

                              FINANCIAL HIGHLIGHTS

      For a Participation Certificate (PC) Outstanding Throughout Each Year

                                            YEAR       YEAR       YEAR       YEAR       YEAR
                                            ENDED      ENDED      ENDED      ENDED      ENDED
                                          12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
                                          --------   --------   --------   --------   --------
Net Asset Value, Beginning of Year        $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                          --------   --------   --------   --------   --------
Income From Investment Operations:
Net Investment Income                        0.050      0.032      0.013      0.010      0.016
Net Realized Gain (Loss) on Investments         --         --         --         --         --
                                          --------   --------   --------   --------   --------
Total From Investment Operations             0.050      0.032      0.013      0.010      0.016
                                          --------   --------   --------   --------   --------
Less Dividends and Distributions:
Dividends to PC holders from
   Net Investment Income                    (0.050)    (0.032)    (0.013)    (0.010)    (0.016)
                                          --------   --------   --------   --------   --------
Total Dividends and Distributions           (0.050)    (0.032)    (0.013)    (0.010)    (0.016)
                                          --------   --------   --------   --------   --------
Net Asset Value, End of Year              $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                          ========   ========   ========   ========   ========
Total Return                                  5.06%      3.20%      1.29%      1.04%      1.62%
Ratios/Supplemental Data:
Net Assets, End of Year (000)             $885,468   $718,146   $693,684   $284,236   $131,558
Ratio of Net Total Expenses to Average
   Net Assets (1)                             0.10%      0.10%      0.10%      0.10%      0.10%
Ratio of Net Investment Income to
   Average Net Assets (2)                     4.96%      3.19%      1.32%      1.01%      1.61%

----------
(1)  Without the waiver of a portion of advisory and administration fees (see
     Note 2), the ratio of total expenses to average net assets would have been .22%, .24%, .27%, .28% and .30% for the years ended December 31, 2006,
     2005, 2004, 2003 and 2002, respectively.

(2)  Without the waiver of a portion of advisory and administration fees (see
     Note 2), the ratio of net investment income to average net assets would have been 4.84%, 3.05%, 1.15%, 0.83% and 1.41% for the years ended December 31, 2006, 2005, 2004, 2003 and 2002, respectively.

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

      For a Participation Certificate (PC) Outstanding Throughout Each Year

                                               YEAR       YEAR       YEAR       YEAR       YEAR
                                               ENDED      ENDED      ENDED      ENDED      ENDED
                                             12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
                                             --------   --------   --------   --------   --------
Net Asset Value, Beginning of Year           $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                             --------   --------   --------   --------   --------
Income From Investment Operations:
Net Investment Income                           0.049      0.030      0.011      0.010      0.017
Net Realized Gain (Loss) on Investments(1)         --         --         --         --         --
                                             --------   --------   --------   --------   --------
Total From Investment Operations                0.049      0.030      0.011      0.010      0.017
                                             --------   --------   --------   --------   --------
Less Dividends and Distributions:
Dividends to PC holders from
   Net Investment Income                       (0.049)    (0.030)    (0.011)    (0.010)    (0.017)
                                             --------   --------   --------   --------   --------
Total Dividends and Distributions              (0.049)    (0.030)    (0.011)    (0.010)    (0.017)
                                             --------   --------   --------   --------   --------
Net Asset Value, End of Year                 $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                             ========   ========   ========   ========   ========
Total Return                                     4.92%      3.05%      1.15%      1.02%      1.72%
Ratios/Supplemental Data:
Net Assets, End of Year (000)                $143,329   $189,193   $151,444   $296,488   $616,125
Ratio of Net Total Expenses                      0.27%      0.28%      0.27%      0.23%      0.22%
   to Average Net Assets(2)
Ratio of Net Investment Income                   4.80%      3.02%      1.10%      1.05%      1.70%
   to Average Net Assets(3)

----------
(1)  Less than $0.01 per share.

(2)  Without the waiver of a portion of advisory and administration fees (see
     Note 2), the ratio of total expenses to average net assets would have been .30%, .31%, .30%, .26% and .24% for the years ended December 31, 2006,
     2005, 2004, 2003 and 2002, respectively.

(3)  Without the waiver of a portion of advisory and administration fees (see
     Note 2), the ratio of net investment income to average net assets would have been 4.77%, 2.99%, 1.07%, 1.02% and 1.68% for the years ended December 31, 2006, 2005, 2004, 2003 and 2002, respectively.

                 See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2006

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Plan Investment Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end registered investment company. The Fund consists of two separate portfolios, the Government/REPO Portfolio and the Money Market Portfolio (the "Portfolio(s)").

     SECURITY VALUATION: Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued using the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security. If amortized cost no longer approximates market value due to credit or other impairments of the issuer, the Investment Advisor will dispose of the security and advise the Board of Trustees (the "Board") of this action or will ask the Board to determine whether it is in the best interests of the portfolio to continue holding the security.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on an accrual basis.

     DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE HOLDERS: Dividends of net investment income of the Portfolios are declared daily and paid monthly. The Portfolios intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short- and long-term capital gains, if any, once each year.

     FEDERAL INCOME TAXES: No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income to Participation Certificate holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. As of December 31, 2006, the Money Market Portfolio had a capital loss carry forward of $31,241 of which, if not utilized, $604 will expire in 2011, $253 will expire in 2012, $27,275 will expire in 2013 and $3,109 will expire in 2014. All distributions paid by the Portfolios in 2005 and 2006 were from ordinary income for U.S. income tax purposes.

     REPURCHASE AGREEMENTS: Each Portfolio may purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed upon date and price ("repurchase agreements"). The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund's custodian or an authorized securities depository. All repurchase agreements held as of December 31, 2006 were entered into on December 29, 2006.

     EXPENSE, INVESTMENT INCOME AND GAIN/LOSS ALLOCATION: Each Portfolio pays the expenses that are directly related to its operations, such as Portfolio management fees or custodial fees. Expenses incurred by the Fund on behalf of both Portfolios, such as trustee or legal fees, are allocated among each of the Portfolio's either proportionately based upon each Portfolio's net assets or using another reasonable basis such as equally across both Portfolios, depending on the nature of the expense.

     ESTIMATED MATURITIES: The maturity of collateralized mortgage obligations and other asset-backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors. The Portfolios held no such securities on December 31, 2006.

     MANAGEMENT ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     The Fund has entered into agreements for advisory, administrative, service agent, custodian and transfer agent services as follows:

     BlackRock Institutional Management Corporation ("BIMC"), a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Portfolios' investment advisor and service agent. BlackRock, Inc. is an affiliate of the PNC Financial Services Group, Inc. ("PNC") and Merrill Lynch & Co., Inc. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.'s investment management business combined with that of BlackRock, Inc. As compensation for its services the Portfolios pay BIMC a fee, computed daily and paid monthly based upon an annualized percentage of the average daily net assets of each of the Fund's Portfolios, at the following rate: .20% of the first $250 million, .15% of the next $250 million, .12% of the next $250 million, .10% of the next $250 million, and .08% of amounts in excess of $1 billion.

     BCS Financial Services Corporation ("BCSFSC"), a related party of the Fund, serves as the Fund's administrator with respect to the Fund's overall operations and relations with holders of PCs. Certain officers or employees of BCSFSC are also trustees or officers of the Fund. All officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays BCSFSC a fee, computed daily and paid monthly, at an annual rate not to exceed .05% of the average daily net assets of each of the Fund's Portfolios.

     BIMC and BCSFSC have agreed contractually to reduce the fees otherwise payable to them in 2006 to the extent necessary to reduce the ordinary operating expenses of the Portfolios so that they individually do not exceed 0.30 of one percent (0.30%) of each Portfolio's average daily net assets for the year. BIMC and BCSFSC have further agreed to waive fees such that the Government/REPO portfolio fees do not exceed .10 of one percent of average daily net assets and that the Money Market Portfolio Investment Advisory fees are reduced .03 of one percent of average daily net assets on the first $500 million of average daily net assets and .01 of one percent of average daily net assets on the next $250 million of average daily net assets. These waivers are voluntary and BIMC and BCSFSC expect to continue these waivers, but the waivers can be terminated upon 90 days written notice to the Fund. As a result of these waivers for the year ended December 31, 2006, BCSFSC voluntarily waived $389,478 of the $598,940 that BCSFSC was entitled to as the fees for its services as administrator for the Government/REPO Portfolio. BIMC voluntarily waived $1,069,501 and $59,116 of advisory fees payable by the Government/REPO Portfolio and Money Market Portfolio, respectively, for the year ended December 31, 2006.

     PFPC Trust Company ("PFPC Trust"), acts as custodian of the Fund's assets and PFPC Inc. ("PFPC"), acts as the Fund's transfer agent and dividend disbursing agent. Both PFPC Trust Co. and PFPC are wholly owned subsidiaries of PFPC Worldwide, Inc., an indirect wholly-owned subsidiary of PNC. PFPC Trust and PFPC earn fees from the Fund for serving in these capacities.

NOTE 3. NET ASSETS

     At December 31, 2006, net assets for both book and tax purposes consisted of:

                                Government/REPO   Money Market
                                   Portfolio        Portfolio
                                ---------------   ------------
Paid-in Capital                   $885,468,056    $143,359,776
Accumulated net realized loss
   on securities sold                       --         (31,241)
                                  ------------    ------------
      TOTAL NET ASSETS            $885,468,056    $143,328,535
                                  ============    ============

NOTE 4. RECENTLY ISSUED ACCOUNTING STANDARDS

     In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes- an interpretation of FASB Statement No. 109 ("FIN 48"), which clarifies the accounting for uncertainty in tax positions. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The provisions of FIN 48 are effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of adopting FIN 48 on its financial statements. At this time, the impact on the Fund's financial statements has not been determined.

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The provisions of SFAS No. 157 are effective for fiscal years beginning after November 15, 2007. The Fund is currently evaluating the impact of adopting SFAS No. 157 on its financial statements. At this time, the impact to the Fund's financial statements has not been determined.

DELOITTE

                                                          DELOITTE & TOUCHE LLP
                                                          111 S. Wacker Drive
                                                          Chicago, IL 60606-4301
                                                          USA
                                                          Tel: +1 312 486 1000
                                                          Fax: +1 312 486 1486
                                                          www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Participation Certificate Holders and Board of Trustees of Plan Investment Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Plan Investment Fund, Inc. comprised of Government/REPO Portfolio and Money Market Portfolio (collectively, the "Portfolios") as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the three years then ended. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Portfolios' financial highlights for the periods ended prior to December 31, 2004 were audited by other auditors whose report, dated February 2, 2004, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolios are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the Portfolios' custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolios as of December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche Llp
Chicago, Illinois
February 16, 2007

                                                        Member of
                                                        DELOITTE TOUCHE TOHMATSU

                        TRUSTEES AND OFFICERS DISCLOSURE
                                   (Unaudited)
                                December 31, 2006

                                                                                                      Number of
                                          Term of                                                    portfolios
                                          office*                                                      in fund
                                            and                                                        complex
                           Position(s)    length                                                      overseen          Other
                            held with     of time                                                      by the     trusteeships held
  Name,address,and age       the fund     served      Principal occupation(s) during past 5 years      trustee      by the trustee
------------------------   -----------   --------   ----------------------------------------------   ----------   -----------------
David P. Behnke(1)         Trustee,      3 Years    June 2003 to Present - Senior Vice President     Two          None
2 Mid America Plaza        President                and Chief Financial Officer,
Suite 200                  and Chief                BCS Financial Corporation, BCS Financial
Oakbrook Terrace, IL       Executive                Services Corporation, BCS Insurance Company,
60181                      Officer                  BCS Life Insurance Company, Plans' Liability
Age 52                                              Insurance Company and BCSI Holdings, Inc;

                                                    2002 to June 2003, Vice President and Chief
                                                    Financial Officer, BCSI Holdings, Inc.; Senior
                                                    Vice President, BCS Insurance Company

(1) David P. Behnke may be deemed an "interested person" of the Fund as a result of his status as President and Chief Executive Officer of the Fund.

John G. Foos               Chairman      3 Years    2002 to Present - Senior Vice President and      Two          Transatlantic
1901 Market Street                                  Chief Financial Officer, Independence Blue                    Holdings, Inc.
Philadelphia, PA 19103     Trustee       5 Years    Cross
Age 57

Paul F. Brown              Trustee       3 Years    September 2002 to Present - Vice President and   Two          None
225 North Michigan                                  Deputy General Counsel, BlueCross BlueShield
Avenue                                              Association;
Chicago, IL 60601
Age 42                                              2002 to August 2002 - Partner, Kirkland & Ellis
                                                    (law firm)

Emil D. Duda               Trustee       5 Years    January 2003 - Present - Senior Executive Vice   Two          None
165 Court Street                                    President and Chief Financial Officer, The
Rochester, NY 14647                                 Lifetime Healthcare Companies;
Age 55

                                                    2002 - Executive Vice President and Chief
                                                    Financial Officer, The Lifetime Healthcare
                                                    Companies

Terry D. Kellogg           Trustee       3 Years    April 2005 to Present - Executive Vice           Two          None
450 Riverchase Parkway                              President, BlueCross BlueShield of Alabama;
East
Birminghanm AL 35244                                June 2002 to April 2005 - Executive Vice
Age 53                                              President and Chief Financial Officer,
                                                    BlueCross Blue Shield of Alabama;

                                                    2002 to June 2002 - Senior Vice President and
                                                    Chief Financial Officer, BlueCross BlueShield
                                                    of Alabama;

                        TRUSTEES AND OFFICERS DISCLOSURE
                                   (continued)
                                December 31, 2006

                                                                                                      Number of
                                          Term of                                                    portfolios
                                          office*                                                      in fund
                                            and                                                        complex
                           Position(s)    length                                                      overseen          Other
                            held with     of time                                                      by the     trusteeships held
  Name,address,and age       the fund     served      Principal occupation(s) during past 5 years      trustee      by the trustee
------------------------   -----------   --------   ----------------------------------------------   ----------   -----------------
Robert A. Leichtle         Trustee       6 Years    2002 to Present - Executive Vice President,      Two          None
I-20 East at Alpine Road                            Chief Financial Officer and Treasurer,
Columbia, SC 29219                                  BlueCross BlueShield of South Carolina
Age 60

Gerard T. Mallen           Trustee       2 Years    February 2004 to Present - Vice President        Two          None
300 East Randolph Street                            Treasury Operations, Health Care Service
14th                                                Corporation (HCSC) (Blue Cross Blue Shield of
Chicago, IL 60601                                   Illinois, Oklahoma, Texas and New Mexico);
Age 52

                                                    2002 to February 2004 - Vice President and
                                                    Chief Financial Officer, Fort Dearborn Life
                                                    (wholly- owned subsidiary of HCSC)

Joseph F. Reichard, CCM    Trustee       9 Years    2002 to Present - Vice President, Treasury       Two          None
120 Fifth Avenue                                    Services and Assistant Treasurer, Highmark,
Pittsburgh, PA 15222                                Inc. (insurance company)
Age 59

John C. Trifone            Trustee       6 Months   September 2005 to Present - Vice President,      Two          None
445 Industrial Lane                                 Treasurer and Chief Financial Officer,
Berlin, VT 05602                                    BlueCross BlueShield of Vermont;
Age 52

                                                    2002 to February 2006 - Corporate Vice
                                                    President of Information Technology &
                                                    Development; Vice President of Finance,
                                                    BlueCross BlueShield of Mississippi

Marilyn T. Tromans         Trustee       6 Months   2002 to Present - Vice President and Chief       Two          None
2301 Main                                           Financial Officer, Blue Cross Blue Shield of
Kansas City, MO 64108                               Kansas City
Age 53

Dale E. Palka              Treasurer     8 Years    2002 to Present - Senior Vice President, BCS
2 Mid American Plaza,                               Financial Services Corporation
Suite 200                  Chief         2 Years
Oakbrook Terrace, IL       Compliance
60181                      Officer
Age 58

Sandra K. Strutz           Secretary     4 Years    September 2003 to Present - Assistant
2 Mid America Plaza,                                Corporate Secretary, BCS Financial
Suite 200                                           Corporation;
Oakbrook Terrace, IL
60181                                               March 2003 to September 2003 - Secretary, BCS
Age 51                                              Financial Corporation;

                                                    November 2002 to March 2003 - Executive
                                                    Assistant & Corporate Meetings Coordinator,
                                                    BCS Financial Corporation;

                                                    2002 to October 2002 - Executive Assistant,
                                                    BCS Financial Corporation

----------
*    Term of office is one year.

     The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and Officers. You may obtain a free copy of the Statement of Additional Information, or request any other information and discuss your questions about us, by writing or calling (collect), BCS Financial Services Corporation, 2 Mid America Plaza, Suite 200, Oakbrook Terrace, IL 60181 or (630) 472-7700, respectively.

                              FUND EXPENSE EXAMPLES
                                   (Unaudited)
                                December 31, 2006

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended December 31, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $ 1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Six Months Ending December 31, 2006" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           GOVERNMENT/ REPO PORTFOLIO

                      Beginning          Ending         Expenses Paid During
                    Account Value     Account Value       Six Months Ending
                     July 1, 2006   December 31, 2006    December 31, 2006*
                    -------------   -----------------   --------------------
Actual                $1,000.00          $1,026.70             $0.51

Hypothetical
(5% return before
expenses)             $1,000.00          $1,024.70             $0.51

* Expenses are equal to the Portfolio's annualized expense ratio of .10%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                             MONEY MARKET PORTFOLIO

                      Beginning          Ending         Expenses Paid During
                    Account Value     Account Value       Six Months Ending
                     July 1, 2006   December 31, 2006    December 31, 2006*
                    -------------   -----------------   --------------------
Actual                $1,000.00         $1,026.00              $1.38

Hypothetical
(5% return before
expenses)             $1,000.00         $1,023.83              $1.38

* Expenses are equal to the Portfolio's annualized expense ratio of .27%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                                  FUND PROFILE

                                   (Unaudited)
                                December 31, 2006

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                            GOVERNMENT/REPO PORTFOLIO

            Security Type               % of Net Assets   Amortized Cost
            -------------               ---------------   --------------
SHORT TERM INVESTMENTS:
   Repurchase Agreements                     100.6%        $890,982,000

LIABILITIES IN EXCESS OF OTHER ASSETS         (0.6%)         (5,513,944)
                                             -----         ------------
Net Assets - 100.0%                          100.0%        $885,468,056
                                             =====         ============

                              Maturity Information

Maturity Information    Amount Par    Percentage
--------------------   ------------   ----------
  1 - 7 days           $890,982,000     100.0%
  8 - 14 days                    --       0.0%
 15 - 30 days                    --       0.0%
 31 - 60 days                    --       0.0%
 61 - 90 days                    --       0.0%
 91 - 120 days                   --       0.0%
121 - 150 days                   --       0.0%
Over 150 days
                       ------------     -----
                       $890,982,000     100.0%
                       ============     =====

                       Average Weighted Maturity - 2 days

                                  FUND PROFILE
                                   (Unaudited)
                                December 31, 2006
                                   (concluded)

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                             MONEY MARKET PORTFOLIO

                                                               % of Net
                        Security Type                           Assets    Amortized Cost
                        -------------                          --------   --------------
SHORT TERM INVESTMENTS:
   Government Agency Obligations                                  1.7%     $  2,494,275
   Bank Obligations                                               8.4%       12,000,000
   Commercial Paper - Asset Backed Securities                     8.0%       11,425,492
   Commercial Paper - Financial Services                          2.8%        3,964,364
   Commercial Paper - Securities Brokers and Dealers              4.8%        6,880,141
   Notes and Bonds - Banks                                        4.2%        6,000,000
   Notes and Bonds - Life Insurance                               8.4%       12,000,839
   Notes and Bonds - Securities Brokers and Dealers              10.2%       14,600,000
   Notes and Bonds - Short-Term Business Credit Institutions      3.8%        5,501,247
   Corporate Variable Rate Demand Notes                          10.7%       15,295,000
   Municipal Variable Rate Demand Notes                           7.0%       10,075,000
   Master Notes                                                   2.1%        3,000,000
   Repurchase Agreements                                         28.2%       40,453,000
                                                                -----      ------------
TOTAL INVESTMENTS IN SECURITIES                                 100.3%      143,689,358
                                                                -----      ------------
LIABILITIES IN EXCESS OF OTHER ASSETS:                           (0.3%)        (360,823)
                                                                =====      ============
      Net Assets - 100.0%                                       100.0%     $143,328,535
                                                                =====      ============

                              Maturity Information

Maturity Information    Amount Par    Percentage
--------------------   ------------   ----------
1 - 7 days             $ 84,423,000      58.6%
8 - 14 days               4,000,000       2.8%
15 - 30 days              6,000,000       4.2%
31 - 60 days             30,000,000      20.8%
61 - 90 days             12,500,000       8.7%
91 - 120 days                    --        --
121 - 150 days                   --        --
Over 150 days             7,000,000       4.9%
                       ------------     -----
                       $143,923,000     100.0%
                       ============     =====

                       Average Weighted Maturity - 31 days

             APPROVAL OF INVESTMENT ADVISORY AND SERVICE AGREEMENTS
                                   (Unaudited)
                                December 31, 2006

     BOARD OF TRUSTEES' CONSIDERATION OF THE INVESTMENT ADVISORY AND SERVICE AGREEMENTS. New Investment Advisory and Service Agreements ("Advisory Agreements") between Plan Investment Fund, Inc. ("PIF") and BlackRock Institutional Management Corporation ("BIMC") were recently approved by the Board of Trustees (the "Board" or the "Trustees") of PIF, including a majority of the Trustees who are not parties to the Advisory Agreements or interested persons (as such term is defined in the Investment Company Act of 1940) of any such party (the "Independent Trustees"), at an in-person meeting of the Board held on July 21, 2006. In determining to approve the Advisory Agreements, the Trustees met with the relevant investment advisory personnel from BIMC and considered all information they deemed necessary to evaluate the terms of the Advisory Agreements. The Board received materials in advance of the meeting relating to its consideration of the Advisory Agreements for each portfolio of PIF (each, a "Portfolio"), including, among other things: (i) fees and expense ratios of each Portfolio; (ii) information on the investment performance of each Portfolio in comparison to the investment performance of a peer group of funds;
(iii) information with respect to profitability of BlackRock, Inc. ("BlackRock") and PNC Bank-affiliated companies for the years ended December 31, 2005 and 2004; and (iv) information regarding fees paid to service providers that are affiliates of the Investment Adviser. At the November 16, 2005 Board meeting the Trustees reviewed a report from Lipper, Inc. ("Lipper"), an independent provider of investment company data. The report contained, along with other information, data regarding fees and expense ratios of each Portfolio in comparison to the fees and expense ratios of a peer group of funds and investment performance of each Portfolio in comparison to the investment performance of a peer group of funds.

     FEES AND EXPENSES. In approving the Advisory Agreements, the Trustees, including the Independent Trustees, took into account fees, both before (referred to as "Contractual") and after (referred to as "Total") any fee waivers and expense reimbursements, and expense ratios of each Portfolio against fees and expense ratios of a peer group of funds with similar asset levels and expense structures (a "peer group"). Both the peer group category and the funds within the peer group with respect to the fee and expense comparisons were selected by Lipper. The Trustees noted that the Portfolios had both Contractual and Total fees in the two lowest quintiles of their respective peer group.

     The Trustees also were provided with information about the services rendered, and the fee rates offered, to other clients advised by BIMC, including other money market funds. Based upon all of the information received, the Trustees concluded that the fees to be paid pursuant to the Advisory Agreements were fair and reasonable.

     NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees received information concerning the investment philosophy and investment process used by the Investment Adviser in managing the Portfolios. In connection with this information, the Trustees considered the Investment Adviser's in-house research capabilities as well as other resources available to the Investment Adviser's personnel.

     The Trustees also considered the quality of the services provided by the Investment Adviser to the Portfolios. The Trustees received and considered information regarding the procedures of the Investment Adviser designed to fulfill its duties to the Portfolios with respect to compliance matters.

     The Trustees considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the Advisory Agreements. The reputation of BlackRock and its financial resources also were taken into consideration. The Trustees concluded that the services provided by the Investment Adviser were consistent with the Portfolios' requirements and that the Investment Adviser appeared to have the necessary personnel and other resources to meet its obligations under the Advisory Agreements.

     FUND PERFORMANCE. The Board of Trustees, including the Independent Trustees, received and considered information about the investment performance of each Portfolio, as well as the performance of funds with the same investment classification and objective ("performance universe"). The funds included within each Portfolio's performance universe were selected by Lipper. As previously mentioned, the Board was provided with performance data for each Portfolio over the one, two, three, five-year and since inception periods ended September 30, 2005. The Trustees concluded that the performance of each Portfolio was competitive with its performance universe as reported by Lipper.

     PROFITABILITY. The Board of Trustees considered the level of BIMC's and its affiliates' profits in respect of their relationship with the Portfolios, including the cost of services provided by BIMC. This consideration included a review of BIMC's methodology in allocating its costs to the management of a Portfolio. The Board of Trustees considered the profits realized by BIMC and its affiliates in connection with the operation of each Fund. The Board of Trustees also considered BIMC's profit margins and related industry data. The Board concluded that BIMC's profit is a reasonable profit for the services provided to the Portfolios.

     ECONOMIES OF SCALE. The Independent Trustees received and considered information in the Lipper report regarding economies-of-scale in light of existing breakpoints and the level of assets in the Fund over the past year. The Trustees concluded that the advisory fee structure was reasonable.

     OTHER BENEFITS TO THE INVESTMENT ADVISER. The Board of Trustees, including the Independent Trustees, also took into account not only the advisory fees payable by the Portfolios, but also potential benefits to the Investment Adviser, such as the engagement of affiliates of the Investment Adviser as service providers to the Portfolios, for administrative, transfer agency and custodial services.

     No single factor was considered in isolation or was determinative to the decision of the Board to approve the Advisory Agreements. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interest of each Portfolio to approve the continuation of the Advisory Agreements, including the fees to be charged for services thereunder.

              SPECIAL MEETING OF PARTICIPATION CERTIFICATE HOLDERS
                                   (Unaudited)
                                December 31, 2006

A Special Meeting of Participation Certificate holders was held on September 22, 2006. At this meeting the Participation Certificate holders approved new Investment Advisory Agreements between Plan Investment Fund, Inc. ("PIF" or "Corporation") and BlackRock Institutional Management Corporation ("BIMC") for the Money Market Portfolio and the Government/REPO Portfolio. This action was being taken because the then pending transaction between BlackRock, Inc., the parent company of BIMC and Merrill Lynch & Co., may be determined to be an assignment of the existing Investment Advisory Agreements under the Investment Company Act of 1940 which would result in the automatic termination of the existing Investment Advisory Agreements. If the transaction between BlackRock, Inc. and Merrill Lynch & Co. had not been completed the existing Investment Advisory Agreements dated April 30, 2001 between PIF and BIMC renewed for the one year period ending April 30, 2007 would have remained in effect. Only Participation Certificate holders in each of the portfolios as of July 31, 2006 were entitled to vote. A total of 1,058,834,840.81 Participation Certificates in the Government/REPO Portfolio, representing 98.83 of that portfolios outstanding Participation Certificates and a total of 113,283,725.39 Participation Certificates in the Money Market Portfolio representing 94.18% of that portfolios outstanding Participation Certificates were voted as follows:

                                                For          Against   Abstain
                                          ----------------   -------   -------
Approval of the new investment advisory   1,058,834,840.81      0         0
agreement between the Corporation and
BIMC relating to the Government/REPO
Portfolio

Approval of the new investment advisory     113,283,725.39      0         0
agreement between the Corporation and
BIMC relating to the Money Market
Portfolio

                                OTHER DISCLOSURES
                                   (Unaudited)
                                December 31, 2006

The Fund files the Portfolios' complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Forms N-Q may also be obtained, upon request, by calling 1-800-621-9215.

Information on how proxies relating to the Fund's voting securities (if any) were voted during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-621-9215, or on the website of the Commission at http://www.sec.gov.

                           PLAN INVESTMENT FUND, INC.

                         2 Mid America Plaza, Suite 200
                           Oakbrook Terrace, IL 60181
                                 (630) 472-7700

                                    TRUSTEES

DAVID P. BEHNKE
President and Chief Executive
Officer
Plan Investment Fund, Inc.;
Senior Vice President and
Chief Financial Officer
BCS Financial Corporation

PAUL F. BROWN
Vice President and Deputy
General Counsel
BlueCross BlueShield
Association

EMIL D. DUDA
Senior Executive Vice
President and Chief Financial
Officer
The Lifetime Healthcare
Companies

JOHN G. FOOS
Chairman
Plan Investment Fund, Inc.;
Senior Vice President and
Chief Financial Officer
Independence Blue Cross

TERRY D. KELLOGG
Executive Vice President
BlueCross BlueShield of
Alabama

ROBERT A. LEICHTLE
Executive Vice President,
Chief Financial Officer and
Treasurer
BlueCross BlueShield
of South Carolina

GERARD T. MALLEN
Vice President Treasury
Operations
Health Care Service
Corporation

JOSEPH F. REICHARD, CCM
Vice President, Treasury
Services and
Assistant Treasurer
Highmark, Inc.

JOHN C. TRIFONE
Vice President, Treasurer and
Chief Financial Officer
Blue Cross and Blue Shield
of Vermont

MARILYN T. TROMANS
Vice President,
Chief Financial Officer
Blue Cross and Blue Shield of
Kansas City

                               INVESTMENT ADVISOR

                            GOVERNMENT/REPO PORTFOLIO
                           AND MONEY MARKET PORTFOLIO
                 BlackRock Institutional Management Corporation
                              Wilmington, Delaware

ITEM 2. CODE OF ETHICS.

     (a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer.

     (b) During the period covered by this report, no amendments were made to the provisions of the code of ethics referred to in 2(a) above.

     (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics referred to in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The registrant's Board of Trustees has determined that Terry D. Kellogg, an independent trustee who serves on its audit committee, qualifies as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Audit and Non-Audit Fees

The following table sets forth the aggregate audit and non-audit fees billed to the Fund for the fiscal years ended December 31, 2006 and 2005 for professional services rendered by the Fund's Independent Registered Public Accounting Firm, Deloitte & Touche LLP.

                         Year Ended
                        December 31,
                     -----------------
                       2006      2005
                     -------   -------
Audit fees           $39,100   $16,400
Audit-related fees    16,000    14,650
Tax fees               4,000     4,000
All other fees             0         0
                     -------   -------
Total                $59,100   $35,050

Audit fees include fees billed for professional services associated with the annual audits and filings of the Fund's Form N-1A, Form N-CSR, Form N-SAR and Rule 17f-2 of the Investment Company Act of 1940. Audit related fees are fees billed for assurance and related services that are reasonably related to the performance of the audit. The audit related fees shown above are principally related to the semi-annual review of the Fund's financial statements. Tax fees represent fees billed for services rendered for tax compliance and tax advice by the Fund's Independent Registered Public Accounting Firm. All other fees would be for services rendered other than those included in the audit, audit-related or tax categories. All services for 2006 and 2005 for which fees are included in the table above were pre-approved by the audit committee of the Fund.

Other Affiliate Services Required to be Pre-Approved

The audit committee of the Fund also is required to pre-approve services by the Fund's auditor to certain affiliate entities defined by SEC rules, including the Fund's Advisor and any entity controlling, controlled by or under common control with the Advisor to the extent such services are determined to have a direct impact on the operations or financial reporting of the Fund. The amount of all other fees billed for services provided to the Fund's Advisor for such services was approximately $473,000 in 2006 and $350,000 in 2005 related to the Advisor's regulatory compliance program. These services were pre-approved by the audit committee of the Fund.

Aggregate Non-Audit Fees

The aggregate non-audit fees billed for professional services for the Fund, the Fund's Advisor and all affiliates as defined, totaled approximately $589,000 in 2006 and $670,000 in 2005. The audit committee has considered the compatibility of the non-audit services that were not subject to pre- approval with the Independent Registered Public Accounting Firm's independence.

Audit Committee Pre-Approval Policies

     The audit committee of the Fund has adopted policies that require that each engagement of the Fund's independent auditors to render audit or non-audit services to the Fund be pre-approved by the Fund's audit committee, or if the committee shall determine to delegate such matter to one of its members, such member shall have the authority to pre-approve audit or non-audit services to the Company. The Fund's audit committee, or if the committee shall determine to delegate such matter to one of its members, such member, also pre-approves all engagements by the independent auditors for engagements for non-audit services to the Adviser and any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Fund, if the engagement relates directly to the operations or financial reporting of the Fund. The foregoing pre-approval requirements will not apply to certain non-audit services, provided the same are limited in amount and other requirements are satisfied with respect thereto, in accordance with the applicable provisions of Rule 2-01 under SEC Regulation S-X.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

     Audited schedule of investments is included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 as of a date within 90 days of the filing date of the report.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics (incorporated by reference to Exhibit 10(a)(1) to the registrant's Form N-CSR certified Shareholders Report for the period ended December 31, 2003, as filed with the SEC on March 4, 2004.)

     (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

     (b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.


By: /s/ David P. Behnke
    ---------------------------------
    David P. Behnke, President

Date: February 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ David P. Behnke
    ---------------------------------
    David P. Behnke, President
    (Principal Executive Officer)

Date: February 16, 2007


By: /s/ Dale E. Palka
    ---------------------------------
    Dale E. Palka, Treasurer
    (Principal Financial Officer)

Date: February 16, 2007

                                 EXHIBIT INDEX

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.